Deferred Income Tax asset and liability - Disclosure of temporary difference unused tax losses and unused tax credits explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	S/ 353,565	S/ 44,983
Deferred Tax Liability	(11)	(13)
Deferred Tax Liability Asset	353,565	44,983
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	353,565	44,983
Provision for loan portfolio and other provisions [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	457,799	140,741
Deferred Income From StandBy Letters [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	3,973	7,625
Net Unrealized Losses From Fluctuation In Investments Through Other Comprehensive Income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset		44
Unrealized Losses From Derivatives [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	8,688	5,872
Right-of-use assets
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	2,613	2,085
Other Deferred Assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	31,961	28,657
Deemed Cost Of Fixed Assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(59,478)	(57,822)
Amortization Of Intangible Assets Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(81,101)	(74,439)
Unrealized net gain from fluctuation in investments through other comprehensive income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(5,332)	(2,070)
Other Deferred Liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(5,558)	(5,710)
Unrealized net gain from fluctuation in investments through other comprehensive income [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability		239
Others [member]
Net deferred tax assets and liabilities [abstract]
Net Deferred Tax Asset	11	(226)
Total Deferred Income Tax Liability Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	11	13
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	S/ 11	S/ 13